Stockholders' Equity (Schedule of Common Stock) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)
Stockholders' Equity [Abstract]
Ordinary shares, Par value	$ 0.3333	0.3333	$ 0.3333
Ordinary shares, Registered	60,000,000	60,000,000	60,000,000
Ordinary shares, Issued and fully paid	23,475,431	23,475,431	23,475,431